Financial Assets and Liabilities - Additional Information (Detail)					12 Months Ended
	Apr. 27, 2026 PHP (₱)	Apr. 27, 2026 USD ($)	Aug. 02, 2016	Aug. 05, 2014	Dec. 31, 2025 PHP (₱) USD ($)	Dec. 31, 2024 PHP (₱) USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Financial instruments subject to enforceable master netting arrangement					₱ 0	₱ 0
Transfers into of Level 3 of fair value hierarchy, investment properties					0	0
Transfers out of Level 3 of fair value hierarchy, investment properties					0	0
Financial liabilities fair value transfer into Level 3					0	0
Financial liabilities fair value transfer out of Level 3					0	0
Cash and cash equivalents					11,866,000,000	10,011,000,000	₱ 16,177,000,000			₱ 25,211,000,000
Short-term investments					10,000,000	136,000,000	391,000,000
Remaining commitment					19,700,000,000	15,900,000,000
Commitments related to non-major capital expenditure vendors					16,900,000,000	11,200,000,000
Pledges as collateral					₱ 0	0
Exchange rate					1
Net foreign exchange loss					₱ 550,000,000	36,000,000	1,149,000,000
Percentage of increase or decrease in value of currency					2.06%
Net foreign exchange gain /loss on equity instrument					₱ 32,000,000
Consolidated variable rate debt					198,347,000,000	166,675,000,000
Foreign exchange gains (losses) - net					(550,000,000)	₱ (36,000,000)	₱ 1,153,000,000
Decrease in dividend payout			60.00%
Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Increase decrease in profit after tax					₱ 858,000,000
Bottom of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				70.00%
Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				75.00%
Floating Interest Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with variable rates					67.00%	59.00%		67.00%	59.00%
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate					1	1
Increase in consolidated foreign currency-denominated financial liabilities					₱ 2,393,000,000
Percentage of consolidated debts					13.00%	14.00%
Decrease in consolidated foreign currency-denominated debt					₱ 38,879,000,000	₱ 39,015,000,000
Percentage of consolidated debts unhedged					6.00%			6.00%
Percentage of consolidated debts unhedged net of cash allocated for debt						5.00%			5.00%
Percentage of consolidated revenues denominated in U.S. dollars					15.00%	15.00%	13.00%	15.00%	15.00%
Percentage of consolidated expenses denominated in U.S. dollars					15.00%	14.00%	12.00%	15.00%	14.00%
Decrease in value of currency					1.63%			1.63%
Foreign currency exchange risk [Member] | Exchange Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate	60.68	1
Interest rate risk [member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis					30
Percentage of exchange rate weaken/strengthen					90.00%
Interest rate risk [member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis					30
Increase decrease in profit after tax due to interest rate effect					₱ 1,000,000
Change in stockholders' equity due to interest rate effect					₱ 31,000,000
Interest rate risk [member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis					90
Increase decrease in profit after tax due to interest rate effect					₱ 46,000,000
Change in stockholders' equity due to interest rate effect					63,000,000
Derivatives [Member] | Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $								$ 345,000,000	$ 381,000,000
Less than 1 year [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding commercial commitments in the form of letters of credit					0	₱ 0
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade And Other Obligations					₱ 116,304,000,000	₱ 133,811,000,000